STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038

August 14, 2013

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Karen L. Rossotto

Re:          Dreyfus Short-Intermediate Government Fund
File Numbers:  33-9634; 811-4888

Ladies and Gentlemen:

On behalf of Dreyfus Short-Intermediate Government Fund (the "Fund"), transmitted for filing with the Securities and Exchange Commission (the "Commission") is the Fund's definitive proxy statement (the "Definitive Proxy Statement").

The Definitive Proxy Statement is marked to show changes made in response to comments of the Commission's staff (the "Staff") that were provided to the undersigned by Karen L. Rossotto of the Staff via telephone on August 5, 2013 on the Fund's preliminary proxy statement filed on July 25, 2013.  The Fund's definitive proxy materials are being mailed to shareholders of record on or about August 30, 2013.

For the convenience of the Staff, and for completeness purposes, the Staff's comments have been restated below in their entirety, and the Fund's response is set out immediately following each comment.

General

1.
Staff Comment: Please confirm that the Fund's investment objective will not change if the proposed changes to the Fund's fundamental investment restrictions are approved and the Fund's investment strategy change is implemented as described in the proxy statement.

Response:  The Fund's investment objective will not change if the proposed changes to the Fund's fundamental investment restrictions are approved and the Fund's investment strategy change is implemented as described in the proxy statement.

2.
Staff Comment:  If it is anticipated that a substantial amount of securities will be sold in connection with implementing the change in the Fund's investment strategy, please disclose this fact and that there will be costs and tax implications to Fund shareholders.

Response: The last sentence of the sixth paragraph under "Introduction" has been replaced with the following:

"It is anticipated that a substantial amount of the securities currently held by the Fund would be sold to implement the investment strategy change, resulting in more portfolio turnover than is typical for the Fund which will produce transaction costs (to be borne by the Fund).  Dreyfus intends to use its best efforts to dispose of portfolio securities in a manner designed to minimize these costs to the extent possible, consistent with best execution.  However, such turnover could result in higher taxable distributions to shareholders and lower the Fund's after-tax performance."

3.
Staff Comment:  Please explain and provide risk disclosure regarding pay-in-kind and step-up securities, which are referred to in the last bullet point in the first set of bullet points under "Introduction—The Fund's Proposed Investment Strategy."

Response:  Please note that an explanation of these security types and associated risk disclosure is included under the heading "Zero coupon, pay-in-kind and step-up securities risk" as the eighth bullet point in the second set of bullet points under "Introduction—The Fund's Proposed Investment Strategy."

4.
Staff Comment:  Please review the Investor Alert issued by the Financial Industry Regulatory Authority entitled Duration–What an Interest Rate Hike Could Do to Your Bond Portfolio dated February 14, 2013 (the "Investor Alert").

Response:  We have reviewed the Investor Alert and do not believe that revision of the relevant disclosure is necessary.

5.
Staff Comment:  If the investment strategy change permits the Fund to invest in additional types of derivative instruments that are not currently part of the Fund's investment strategy, please clarify in the disclosure which new derivatives are part of the new investment strategy.

Response:  The investment strategy change does not expand the types of derivatives that are currently described in the Fund's prospectus.

6.	Staff Comment: Please add risk disclosure regarding any new derivatives that will be included in the Fund's new investment strategy.

Response:  The investment strategy change does not expand the types of derivatives that are currently described in the Fund's prospectus.

7.
Staff Comment:  If the returns of capital described under the heading "Inflation-indexed security risk" may be substantial, please describe the impact that the returns of capital will have on Fund shareholders.

Response: We have been advised by Fund management that returns of capital from such investments, if any, will not be substantial.

8.
Staff Comment: Regarding disclosure of the risks of derivatives transactions, please review the letter from Barry D. Miller, Associate Director, Office of Legal and Disclosure, to Karrie McMillan, General Counsel, Investment Company Institute dated July 30, 2010 (http://www.sec.gov/divisions/investment/guidance/ici073010.pdf) (the "2010 ICI Letter").

Response:  We have reviewed the 2010 ICI Letter.

9.
Staff Comment:  Please include a representation to the Staff that, if the Fund enters into credit default swap agreements as a seller of credit protection, the Fund will segregate liquid assets equal to the full notional value of these swaps.

Response:  We have been advised by Fund management that there is no current intention to enter into credit default swap agreements as a seller of credit protection, but that, if the Fund were to enter into such credit default swap agreements, it would segregate liquid assets equal to the full notional value of such swaps.

10.
Staff Comment:  If the Fund intends to enter into total return swap agreements, please review Securities Trading Practices of Investment Companies, Rel. No. IC-10666 (April 18, 1979) ("Release 10666") and confirm compliance with Release 10666.  Additionally, please add language noting that any future rules, guidance or interpretations of the Commission or the Staff may impact the Fund's operations.

Response:  We have been advised by Fund management that the Fund will comply with Release 10666 and subsequent Staff no-action letters or interpretations.  Additionally, the following language has been added to the Definitive Proxy Statement at the end of the fifth paragraph under "Introduction—The Fund's Proposed Investment Strategy":  "Future rules and regulations of the Securities and Exchange Commission may impact the Fund's operations."  In the event that any such future rules or regulations, or Staff interpretations thereof, impact Fund operations, the Fund will revise its prospectus and/or statement of additional information if and as appropriate.

11.	Staff Comment: Please disclose the Fund's administrator and principal underwriter under "Additional Information."

Response:  There is no separate Fund administrator, and the Fund's principal underwriter is the distributor disclosed under "Additional Information—Investment Adviser, Distributor and Transfer Agent."

12.
Staff Comment:  As required by Item 4(a)(2) of Schedule 14A, please state whether the Fund will retain a proxy solicitor and provide the name of the proxy solicitor with the disclosure included under "Additional Information—Methods of Solicitation and Expenses."

Response:  The third sentence of the first paragraph under "Additional Information—Methods of Solicitation and Expenses" has been revised as follows:  "The Fund will retain D.F. King & Co., Inc. to assist in the solicitation of proxies, which is expected to cost approximately $17,000, plus any out of pocket expenses, such cost to be borne by the Fund and is included in the estimated total expenses listed above."

13.
Staff Comment:  We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filing reviewed by the Staff to be certain that they have provided all information investors require.  Since the Fund and its management are in possession of all facts relating to the Fund's disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.  In connection with responding to our comments, please provide, in writing, a statement from the Fund acknowledging that:

●	the Fund is responsible for the adequacy and accuracy of the disclosure in the filing;

●	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

●	the Fund may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Response:  The requested letter from the Fund is filed with this letter.

*     *     *     *     *     *     *     *

We hope the Staff finds that this letter and the revisions in the Definitive Proxy Statement are responsive to the Staff's comments.  Should members of the Staff have any questions or comments regarding the Definitive Proxy Statement, they should call the undersigned at 212.806.5698 or Janna Manes at 212.806.6141.

Very truly yours,

/s/ Kirk W. Anderson
Kirk W. Anderson

cc:  Janna Manes

DREYFUS SHORT-INTERMEDIATE GOVERNMENT FUND
c/o The Dreyfus Corporation
200 Park Avenue, New York, New York 10166

August 14, 2013

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Karen L. Rossotto

Re:          Dreyfus Short-Intermediate Government Fund
File Numbers:  33-9634; 811-4888

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant acknowledges the following:

●	the Registrant is responsible for the adequacy and accuracy of the disclosure in this filing;

●	Staff comments or changes to disclosure in response to Staff comments in this filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

●	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

DREYFUS SHORT-INTERMEDIATE GOVERNMENT FUND

By:   /s/ Jeff Prusnofsky
       Jeff Prusnofsky
       Vice President